IMPAIRMENT OF VESSELS AND NEWBUILDINGS (Details)	1 Months Ended			3 Months Ended			9 Months Ended	12 Months Ended
	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Apr. 30, 2015	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2006
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains								$ 300,000	$ (10,788,000)	$ 0
Charter term, total					10 years						10 years
Impairment losses on vessels and equipment								(985,000)	(152,597,000)	0
Golden Lydernhorn [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment								$ (985,000)	$ (4,525,000)
KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
Property, Plant and Equipment [Line Items]
Number of newbuildings impaired					3				3
Impairment losses on vessels and equipment					$ (7,100,000)				$ (7,100,000)
KSL Baltic [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains				$ 100,000
KSL China [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment						$ (20,500,000)
KSL Atlantic [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains					$ 2,200,000
KSL Baltic [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains	$ 100,000								100,000	$ 100,000
KSL Atlantic and KSL Baltic [Member]
Property, Plant and Equipment [Line Items]
Number of capesize vessel sold							2
KSL Atlantic [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets and amortization of deferred gains		$ 2,200,000							2,200,000
KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
Property, Plant and Equipment [Line Items]
Number of capesize vessel sold					3
Belgravia [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment						(34,200,000)
Golden Zhejiang [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment						(20,500,000)
Golden Future [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment						(27,500,000)
Battersea [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment						$ (38,300,000)
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment									$ (199,200,000)
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang [Member] | Ship Finance International Ltd [Member] | Vessels owned prior to the merger with the Former Golden Ocean [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold and leased back			5			5
KSL Atlantic, KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
Property, Plant and Equipment [Line Items]
Number of newbuilding vessels expected to be delivered and sold			4
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment						$ (141,000,000)
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold and leased back			8		8				8